Label	Element	Value
AIG Select Dividend Growth Fund
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Supplement [Text Block]	ck0001020861_SupplementTextBlock

SunAmerica Series, Inc.

AIG Select Dividend Growth Fund

(the “Fund”)

Supplement dated December 18, 2017 to the Fund’s

Prospectus dated February 28, 2017, as supplemented and amended to date

The following change to the Prospectus is effective December 18, 2017:

Risk/Return [Heading]	rr_RiskReturnHeading	AIG Select Dividend Growth Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The third paragraph under the section entitled “Fund Highlights: AIG Select Dividend Growth Fund – Principal Investment Strategies and Techniques of the Fund” is deleted in its entirety and replaced with the following:

The Fund will select up to forty dividend paying stocks that the portfolio managers believe demonstrate the potential for long-term dividend growth, and which will be evaluated and adjusted at the discretion of the portfolio managers on an annual basis. These stocks will be selected from the Russell 1000® Index and the selection criteria will generally include dividend growth as well as a combination of factors that relate to profitability and valuation. Certain stocks in the Russell 1000® Index may be excluded as a result of liquidity screens or industry-related caps applied during the selection process. While the securities selection process will take place on an annual basis, the portfolio managers may, from time to time, substitute certain securities for those selected for the Fund or reduce the position size of a portfolio security in between the annual rebalancings, under certain limited circumstances. These circumstances will generally include where a security held by the Fund no longer meets the dividend yielding criteria, when the value of a security becomes a disproportionately large percentage of the Fund’s holdings, when the size of the Fund’s position in a security has the potential to create market liquidity or other issues in connection with the annual rebalancing or efficient management of the Fund, or to maintain an industry-related cap, each in the discretion of the portfolio managers.

Capitalized terms used but not defined herein shall the meaning assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.